Right-of-Use Assets	6 Months Ended
Dec. 31, 2025
Right-of-Use Assets

13.	Right-of-Use Assets

Effective July 1, 2025, the Company entered into a lease agreement for office space, for a term of seven years. As at December 31, 2025 and June 30, 2025, the Company’s right-of-use (“ROU”) assets are as follows:

	December 31, 2025	June 30, 2025
	$	$
Cost, beginning of period	—	63,360
Additions for right-of-use assets	1,266,281	—
Balance, end of period	1,266,281	63,360

Accumulated Amortization, beginning of period	—	34,320
Depreciation	90,449	29,040
Accumulated Amortization, end of period	90,449	63,360

Net Book Value	1,175,832	—